MET INVESTORS SERIES TRUST

SUPPLEMENT DATED DECEMBER 17, 2014

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 28, 2014

The table in the section entitled “Management of the Trust—Compensation of the Trustees” and the corresponding footnotes are deleted in their entirety and replaced with the following:

Name of Person, Position	Aggregate Compensation from Trust(1)	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Total Compensation From Fund Complex+ Paid to Trustees
Interested Trustee
Elizabeth M. Forget, President and Trustee	None	None	None

Independent Trustees
Stephen M. Alderman, Trustee	$184,991	None	$296,250
Jack R. Borsting, Trustee(2)	$236,250	None	$236,250
Robert J. Boulware, Trustee	$189,621	None	$303,750
Daniel A. Doyle, Trustee(2)	$ 43,258	None	$68,750
Susan C. Gause, Trustee	$231,913	None	$371,250
Nancy Hawthorne, Trustee	$214,722	None	$343,750
Barbara A. Nugent(3)	None	None	None
Keith M. Schappert, Trustee	$185,710	None	$297,500
Linda B. Strumpf, Trustee	$188,070	None	$301,250
Dawn M. Vroegop, Trustee	$242,700	None	$388,750

+	The Fund Complex includes the Trust (49 portfolios as of December 31, 2013) and the MSF Trust (30 portfolios as of December 31, 2013).

(1)

Certain Trustees have elected to defer all or part of their total compensation for the year ended December 31, 2013 under the Trust’s and/or MSF Trust’s Deferred Fee Agreement. Amounts deferred under the Trust’s Deferred Fee Agreement for the year ended December 31, 2013 by Mr. Alderman, Mr. Borsting, Mr. Boulware, Mr. Doyle, Ms. Gause, Ms. Hawthorne, Mr. Schappert, Ms. Strumpf, and Ms. Vroegop were $55,497, $59,063, $146,008, $43,258, $231,913, $32,208, $46,428, $75,228 and $48,540, respectively.

(2)	Mr. Doyle retired from the Board of the Trust on March 31, 2013. Mr. Borsting retired from the Board of the Trust on December 31, 2013.

(3)	Ms. Nugent did not serve as a Trustee during the fiscal year ended December 31, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE

REFERENCE